Fund Name: State Street Dynamic Small Cap Fund
(a) Description of nature of support: Trading impact assumed by Adviser
(b) Person providing support: SSGA Funds Management, Inc.
(c) Brief description of relationship between the person providing support and the Registrant: Adviser to the fund.
(d) Date support provided: 3/21/2018
(e ) Amount of support: $6,362.00
(f) Security supported (if applicable). Disclose the full name of the issuer, the title of the issue (including coupon or yield, if applicable) and at least two identifiers, if available (e.g., CIK, CUSIP, ISIN, LEI): n/a
(g) Value of security supported on date support was initiated (if applicable): n/a
(h) Brief description of reason for support: Resolve a portfolio matter
(i) Term of support: n/a
(j) Brief description of any contractual restrictions relating to support:
n/a

Fund Name: State Street Disciplined Emerging Markets Equity Fund
(a) Description of nature of support: Trading impact assumed by Adviser
(b) Person providing support: SSGA Funds Management, Inc.
(c) Brief description of relationship between the person providing support and the Registrant: Adviser to the fund.
(d) Date support provided: 2/26/2018
(e ) Amount of support: $126,543.00
(f) Security supported (if applicable). Disclose the full name of the issuer, the title of the issue (including coupon or yield, if applicable) and at least two identifiers, if available (e.g., CIK, CUSIP, ISIN, LEI): n/a
(g) Value of security supported on date support was initiated (if applicable): n/a
(h) Brief description of reason for support: Resolve a portfolio matter
(i) Term of support: n/a